/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  June 30, 2000

MFS Government Markets Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
6/7/00       Shares of        100,000         6.0625           6.94    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
6/8/00       Shares of        60,000          6.0625           6.93    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
6/27/00      Shares of        9,600           6.0625           6.92    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney
6/30/00      Shares of        46,300          6.125            6.95    Salomon
             Beneficial                                                Smith
             Interest                                                  Barney

Total Shares Repurchased:  215,900
Remarks: None.

MFS Government Markets Income Trust

by:  W. Thomas London

                                W. Thomas London

         Treasurer